INCOME TAXES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M Y
Income Taxes 1	25.00%
Income Taxes 2	15.00%
Income Taxes 3	18.00%
Income Taxes 4	20.00%
Income Taxes 5	22.00%
Income Taxes 6	24.00%
Income Taxes 7	25.00%
Income Taxes 8	15.00%
Income Taxes 9	50.00%
Income Taxes 10	12.00%
Income Taxes 11	10
Income Taxes 12	25.00%
Income Taxes 13	12
Income Taxes 14	$ 6
Income Taxes 15	9
Income Taxes 16	$ 8